Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2024
Prepaid expenses and deposits

5. Prepaid expenses and deposits

The Company’s prepaid expenses and deposits include the following:

	December 31, 2024	December 31, 2023
	$	$
Research and development	26,348	30,705
Insurance	36,162	60,999
Other prepaids and deposits	6,526	63,709
	69,036	155,413